Balances Payable to Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	₨ 1,420,309.4	$ 20,536.6	₨ 1,190,102.2
Balances in interest-bearing deposits	7,804,717.5	112,850.2	6,693,649.3
Principal Owner
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	32,176.8		21,758.0
Balances in interest-bearing deposits	733.1		10,749.7
Accrued expenses and other liabilities	836.4		327.8
Total	33,746.3		32,835.5
Others
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	14,170.1		11,771.8
Balances in interest-bearing deposits	1,732.9		1,905.0
Accrued expenses and other liabilities	0.0
Total	15,903.0		13,676.8
Related Party
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	46,346.9	670.1	33,529.8
Balances in interest-bearing deposits	2,466.0	35.7	12,654.7
Accrued expenses and other liabilities	836.4	12.1	327.8
Total	₨ 49,649.3	$ 717.9	₨ 46,512.3